Property Plant and Equipment - Summary of Future Aggregate Minimum Lease Payments Under Non-cancellable Finance Leases (Detail) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of finance lease by lessee [line Items]
Future aggregate minimum lease payments under non-cancellable finance leases	€ 71	€ 71
Present value of future aggregate minimum lease payments under non-cancellable finance leases	60	60
Less than 1 year [member]
Disclosure of finance lease by lessee [line Items]
Future aggregate minimum lease payments under non-cancellable finance leases	15	13
Present value of future aggregate minimum lease payments under non-cancellable finance leases	14	10
Between 1 and 5 years [member]
Disclosure of finance lease by lessee [line Items]
Future aggregate minimum lease payments under non-cancellable finance leases	37	36
Present value of future aggregate minimum lease payments under non-cancellable finance leases	30	35
More than 5 years [member]
Disclosure of finance lease by lessee [line Items]
Future aggregate minimum lease payments under non-cancellable finance leases	19	22
Present value of future aggregate minimum lease payments under non-cancellable finance leases	€ 16	€ 15